Property and Equipment - Additional Information (Detail) - PHP (₱) ₱ in Millions		12 Months Ended
	Oct. 05, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Property Plant And Equipment [Line Items]
Interest capitalized to property and equipment		₱ 1,597	₱ 1,455	₱ 1,524
Average interest capitalization rate		4.00%	5.00%	5.00%
Net foreign exchange differences qualified as borrowing costs				₱ 411
Cost of fully depreciated property and equipment that are still being used		₱ 73,995	₱ 149,119
Property and equipment (Note 9)				1,958
Consideration received on sale of assets	₱ 5,500
Value added tax	12.00%
Sale and leaseback gain	₱ 1,451
Information about sale and leaseback transactions		The new contract of lease is for a period of five years and stipulates that the lessee has the option to pre-terminate without penalty after the second-year subject to a 12-month notice.
Digital Telecommunications Phils., Inc. [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment (Note 9)				1,096
Digitel Mobile Philippines, Inc. [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment (Note 9)				₱ 862